Goodwill and other intangibles - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, goodwill	$ 70	$ 0
Europe EWP CGU
Disclosure of detailed information about intangible assets [line items]
Recoverable amount of impairment	391
U.S. Lumber CGU
Disclosure of detailed information about intangible assets [line items]
Recoverable amount of impairment	$ 140
Minimum
Disclosure of detailed information about intangible assets [line items]
Product information, pre-tax discount rates	0.108	0.102
Maximum
Disclosure of detailed information about intangible assets [line items]
Product information, pre-tax discount rates	0.128
Customer-related intangible assets [member] | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
Customer-related intangible assets [member] | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	10 years